INCOME TAXES - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes	$ 2,031,785	$ 19,054,472	$ 22,029,792
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ (507,946)	$ (4,763,618)	$ (5,507,448)
Effect of income tax rate difference in other jurisdictions	(1,118,844)	(596,978)	773,402
Effect of preferential tax rates	(999,270)	2,345,990	(1,837,667)
Remeasurement of deferred taxes for tax rate change	(1,269,155)	(610,551)
Super deduction of research and development expense	4,725,220	4,476,114	3,607,755
Nondeductible expenses	(4,107,031)	(4,028,459)	(912,876)
Changes in valuation allowance	(6,334,151)	(1,186,269)	1,026,287
Excess tax benefits from share-based compensation	1,146,536
Remeasurement of share-based compensation tax attributes (Note)	2,177,436	2,200,000
Income tax expense	$ (4,288,665)	$ (4,363,771)	$ (2,850,547)